Concessions payable - Summary of judicial deposits (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 141,509	R$ 140,496
Rumo Malha Paulista [member]
Disclosure of judicial deposits [line items]
Judicial deposits	119,806	119,806
Rumo Malha Oeste [member]
Disclosure of judicial deposits [line items]
Judicial deposits	R$ 21,703	R$ 20,690